Long-Term Debt - Additional Information (Detail) - USD ($)		1 Months Ended	6 Months Ended
	May 26, 2017	Apr. 30, 2015	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt			$ 912,010,000	$ 745,649,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 1.9%.
Tordis Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 114,400,000
Final balloon payment to be paid		$ 70,800,000
Line of credit facility expiration date		Nov. 30, 2021
Tordis Knutsen [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 1.9%.
Line of credit facility expiration date		1.90%
Vigdis Knutsen [Member] | Vigdis Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 114,400,000
Final balloon payment to be paid		$ 70,800,000
Line of credit facility expiration date		Feb. 28, 2022
Vigdis Knutsen [Member] | Vigdis Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date		1.90%
Hilda Knutsen [Member] | New Hilda Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 100,000,000
Final balloon payment to be paid	$ 58,500,000
Line of credit facility expiration period	84 months
Hilda Knutsen [Member] | New Hilda Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus a margin of 2.2%
Line of credit facility expiration date	2.20%
Hilda Knutsen [Member] | New Hilda Refinancing Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 117,000,000
Line of credit facility expiration date	Dec. 31, 2024
Hilda Knutsen [Member] | New Hilda Refinancing Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			LIBOR plus 2.5%
Line of credit facility expiration date	2.50%
Partnership's Loan Agreements [Member]
Debt Instrument [Line Items]
Long term debt interest rate description			London Interbank Offered Rate ("LIBOR") plus a fixed margin ranging from 1.9% to 2.5%.
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage			1.90%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage			2.50%
77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 44,600,000
Line of credit facility expiration date			3.85%
Guarantee Commission [Member] | 77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date			2.50%
Bank Facility Rate [Member] | 77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date			2.50%